Fundamental Investors®
Investment portfolio
March 31, 2025
unaudited

Common stocks 96.16% Information technology 23.57%	Shares	Value (000)
Microsoft Corp.	18,511,245	$6,948,936
Broadcom, Inc.	40,250,626	6,739,162
NVIDIA Corp.	33,000,103	3,576,551
Taiwan Semiconductor Manufacturing Co., Ltd.	68,124,000	1,899,148
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	5,607,892	930,910
Apple, Inc.	8,892,742	1,975,345
Micron Technology, Inc.	20,741,352	1,802,216
MicroStrategy, Inc., Class A1	4,255,592	1,226,759
SK hynix, Inc.	8,877,341	1,177,244
Shopify, Inc., Class A, subordinate voting shares[1]	10,675,604	1,019,307
ASML Holding NV (ADR)	609,334	403,763
ASML Holding NV	405,236	268,144
Salesforce, Inc.	2,221,176	596,075
Applied Materials, Inc.	3,531,125	512,437
KLA Corp.	745,337	506,680
Cloudflare, Inc., Class A1	3,235,685	364,629
Keysight Technologies, Inc.[1]	1,968,152	294,770
Motorola Solutions, Inc.	646,698	283,131
Procore Technologies, Inc.[1]	4,166,633	275,081
ServiceNow, Inc.[1]	335,251	266,907
SAP SE	791,391	210,107
Adobe, Inc.[1]	350,731	134,516
Intel Corp.	4,448,742	101,031
CDW Corp.	597,872	95,815
Crane NXT, Co.	1,067,053	54,846
		31,663,510
Industrials 13.75%
TransDigm Group, Inc.[2]	2,817,472	3,897,381
General Electric Co.	6,384,397	1,277,837
RTX Corp.	7,910,412	1,047,813
United Rentals, Inc.	1,593,669	998,752
Boeing Co. (The)[1]	5,217,020	889,763
Carrier Global Corp.	12,086,411	766,278
ITT, Inc.[2]	5,536,162	715,051
GE Vernova, Inc.	2,222,350	678,439
Ryanair Holdings PLC (ADR)	15,208,418	644,381
Airbus SE, non-registered shares	3,559,492	627,621
Ingersoll-Rand, Inc.	7,809,103	624,962
Quanta Services, Inc.	2,281,219	579,840
Dayforce, Inc.[1,2]	9,585,563	559,126
Rolls-Royce Holdings PLC	57,166,505	552,718
Honeywell International, Inc.	2,129,996	451,027
Regal Rexnord Corp.[2]	3,630,926	413,381
Paychex, Inc.	2,373,342	366,159
Northrop Grumman Corp.	714,501	365,832
Fundamental Investors — Page 1 of 9

unaudited
Common stocks (continued) Industrials (continued)	Shares	Value (000)
Union Pacific Corp.	1,430,271	$337,887
Waste Connections, Inc.	1,646,126	321,307
Lifco AB, Class B	8,968,067	317,462
Equifax, Inc.	1,225,697	298,531
United Airlines Holdings, Inc.[1]	4,236,809	292,552
XPO, Inc.[1]	2,537,006	272,931
Schneider Electric SE	998,223	231,072
Deere & Co.	398,581	187,074
Crane Co.	1,017,169	155,810
Comfort Systems USA, Inc.	368,362	118,734
FedEx Corp.	483,033	117,754
Lennox International, Inc.	174,306	97,756
3M Co.	661,074	97,085
SS&C Technologies Holdings, Inc.	1,129,194	94,321
Caterpillar, Inc.	240,940	79,462
		18,476,099
Financials 12.92%
Visa, Inc., Class A	5,808,243	2,035,557
Apollo Asset Management, Inc.	10,886,970	1,490,862
Fiserv, Inc.[1]	5,719,868	1,263,118
JPMorgan Chase & Co.	3,909,054	958,891
Mastercard, Inc., Class A	1,359,023	744,908
Aon PLC, Class A	1,710,242	682,541
Arthur J. Gallagher & Co.	1,889,246	652,243
Truist Financial Corp.	14,932,765	614,483
Brookfield Corp., Class A	11,654,337	610,804
Marsh & McLennan Cos., Inc.	2,452,444	598,470
Ares Management Corp., Class A	3,668,676	537,865
Blue Owl Capital, Inc., Class A	25,681,875	514,665
Intercontinental Exchange, Inc.	2,977,647	513,644
Blackstone, Inc.	3,488,151	487,574
Citigroup, Inc.	6,754,251	479,484
Progressive Corp.	1,572,645	445,074
Discover Financial Services	2,598,819	443,618
KKR & Co., Inc.	3,669,757	424,261
OneMain Holdings, Inc.[2]	7,759,550	379,287
Goldman Sachs Group, Inc.	637,856	348,454
RenaissanceRe Holdings, Ltd.	1,446,042	347,050
HDFC Bank, Ltd.	8,300,000	176,789
HDFC Bank, Ltd. (ADR)	1,974,723	131,201
Bank of America Corp.	6,588,827	274,952
BlackRock, Inc.	272,459	257,877
Wells Fargo & Co.	3,408,552	244,700
Synchrony Financial	4,178,834	221,227
Brown & Brown, Inc.	1,745,217	217,105
CME Group, Inc., Class A	739,283	196,124
Citizens Financial Group, Inc.	4,588,119	187,975
Chubb, Ltd.	607,807	183,552
XP, Inc., Class A	10,327,142	141,998
Arch Capital Group, Ltd.	1,125,354	108,237
CaixaBank, SA, non-registered shares	13,406,393	104,343
Morgan Stanley	739,797	86,312
UniCredit SpA	1,490,755	83,672
Edenred SA	2,180,001	71,134
Fundamental Investors — Page 2 of 9

unaudited
Common stocks (continued) Financials (continued)	Shares	Value (000)
Charles Schwab Corp. (The)	590,836	$46,251
Fidelity National Information Services, Inc.	575,155	42,953
Checkout Payments Group, Ltd., Class B1,3,4	159,760	14,755
		17,364,010
Health care 10.69%
UnitedHealth Group, Inc.	4,697,569	2,460,352
Eli Lilly and Co.	2,534,055	2,092,901
Amgen, Inc.	3,054,462	951,618
Thermo Fisher Scientific, Inc.	1,821,056	906,157
Vertex Pharmaceuticals, Inc.[1]	1,782,694	864,286
Bristol-Myers Squibb Co.	13,122,676	800,352
AstraZeneca PLC	4,947,790	723,093
Abbott Laboratories	4,621,148	612,995
Molina Healthcare, Inc.[1]	1,732,578	570,694
Novo Nordisk AS, Class B	7,562,786	524,195
CVS Health Corp.	7,257,716	491,710
Alnylam Pharmaceuticals, Inc.[1]	1,604,154	433,154
Centene Corp.[1]	6,041,739	366,794
Regeneron Pharmaceuticals, Inc.	554,084	351,417
Elevance Health, Inc.	720,190	313,254
Jazz Pharmaceuticals PLC[1]	1,894,807	235,240
Danaher Corp.	1,106,415	226,815
EssilorLuxottica SA	738,928	212,578
Illumina, Inc.[1]	2,628,518	208,547
Mettler-Toledo International, Inc.[1]	164,015	193,687
Johnson & Johnson	895,718	148,546
Boston Scientific Corp.[1]	1,161,774	117,200
Cooper Companies, Inc.[1]	1,354,585	114,259
Exact Sciences Corp.[1]	2,493,168	107,929
agilon health, Inc.[1,2]	24,909,701	107,859
Sarepta Therapeutics, Inc.[1]	1,172,358	74,820
Rede D’Or Sao Luiz SA	13,701,880	67,712
McKesson Corp.	68,025	45,780
AbbVie, Inc.	186,739	39,126
		14,363,070
Consumer discretionary 9.37%
Amazon.com, Inc.[1]	22,027,435	4,190,940
MercadoLibre, Inc.[1]	511,488	997,847
Restaurant Brands International, Inc.	14,121,327	941,045
Royal Caribbean Cruises, Ltd.	4,171,342	856,960
Starbucks Corp.	8,385,065	822,491
Coupang, Inc., Class A1	29,790,882	653,314
Booking Holdings, Inc.	118,971	548,089
Evolution AB	4,988,312	372,108
Chipotle Mexican Grill, Inc.[1]	7,183,227	360,670
Hilton Worldwide Holdings, Inc.	1,057,769	240,695
Norwegian Cruise Line Holdings, Ltd.[1]	12,535,390	237,671
Amadeus IT Group SA, Class A, non-registered shares	2,956,066	226,533
YUM! Brands, Inc.	1,361,635	214,267
Darden Restaurants, Inc.	989,313	205,540
Wynn Resorts, Ltd.	2,400,000	200,400
Flutter Entertainment PLC[1]	898,401	199,041
Compagnie Financière Richemont SA, Class A	1,121,143	195,780
Fundamental Investors — Page 3 of 9

unaudited
Common stocks (continued) Consumer discretionary (continued)	Shares	Value (000)
D.R. Horton, Inc.	1,500,404	$190,746
Home Depot, Inc.	434,090	159,090
Vail Resorts, Inc.	851,717	136,292
Burlington Stores, Inc.[1]	543,023	129,419
NIKE, Inc., Class B	1,845,294	117,139
B&M European Value Retail SA	30,495,578	102,828
Caesars Entertainment, Inc.[1]	3,987,659	99,691
Domino’s Pizza, Inc.	139,299	64,001
Tractor Supply Co.	923,150	50,866
Mattel, Inc.[1]	1,754,088	34,082
Ferrari NV (EUR denominated)	58,274	24,855
General Motors Co.	470,306	22,118
		12,594,518
Consumer staples 8.72%
Philip Morris International, Inc.	35,469,156	5,630,019
British American Tobacco PLC	41,357,786	1,705,064
British American Tobacco PLC (ADR)	548,806	22,704
Performance Food Group Co.[1,2]	10,014,566	787,445
Nestlé SA	7,786,426	787,422
Altria Group, Inc.	10,020,795	601,448
Keurig Dr Pepper, Inc.	14,611,196	499,995
Church & Dwight Co., Inc.	2,982,573	328,352
Bunge Global SA	3,839,092	293,383
Mondelez International, Inc., Class A	4,055,570	275,171
Imperial Brands PLC	6,509,914	240,743
Procter & Gamble Co.	861,292	146,781
Dollar Tree Stores, Inc.[1]	1,790,125	134,385
Hershey Co.	526,997	90,132
Monster Beverage Corp.[1]	1,242,572	72,715
Danone SA	696,676	53,385
Dollar General Corp.	482,892	42,461
		11,711,605
Communication services 7.27%
Alphabet, Inc., Class C	21,032,790	3,285,953
Alphabet, Inc., Class A	2,662,738	411,766
Meta Platforms, Inc., Class A	5,357,852	3,088,051
Publicis Groupe SA	7,555,601	711,931
Charter Communications, Inc., Class A1	1,614,669	595,054
Netflix, Inc.[1]	523,004	487,717
Comcast Corp., Class A	12,927,389	477,021
T-Mobile US, Inc.	1,397,664	372,771
Electronic Arts, Inc.	1,206,009	174,292
ROBLOX Corp., Class A1	2,821,915	164,489
		9,769,045
Energy 2.91%
Canadian Natural Resources, Ltd. (CAD denominated)	35,568,297	1,094,447
EOG Resources, Inc.	6,046,518	775,405
ConocoPhillips	6,581,986	691,240
Cenovus Energy, Inc. (CAD denominated)	39,738,107	552,283
Exxon Mobil Corp.	2,623,927	312,064
EQT Corp.	4,481,918	239,469
Schlumberger NV	3,579,957	149,642
Fundamental Investors — Page 4 of 9

unaudited
Common stocks (continued) Energy (continued)	Shares	Value (000)
TotalEnergies SE	1,252,260	$80,934
TC Energy Corp. (CAD denominated)[5]	199,225	9,409
		3,904,893
Materials 2.82%
Wheaton Precious Metals Corp.	8,529,873	662,174
Grupo México, SAB de CV, Series B	106,915,100	534,562
Linde PLC	851,681	396,577
Barrick Gold Corp.	18,174,435	353,311
Glencore PLC	82,807,125	304,617
Royal Gold, Inc.	1,798,569	294,084
Freeport-McMoRan, Inc.	6,829,541	258,566
LyondellBasell Industries NV	2,828,459	199,124
Vale SA, ordinary nominative shares	17,717,000	176,038
Air Products and Chemicals, Inc.	578,867	170,720
First Quantum Minerals, Ltd.[1]	12,386,452	166,553
Lundin Mining Corp.	17,950,710	145,447
Westlake Corp.	1,268,064	126,844
		3,788,617
Utilities 2.37%
Constellation Energy Corp.	4,212,467	849,360
FirstEnergy Corp.	20,878,882	843,925
CenterPoint Energy, Inc.	12,226,700	442,973
PG&E Corp.	16,842,456	289,353
Southern Co. (The)	2,950,825	271,328
Brookfield Infrastructure Partners, LP	6,980,868	207,672
NiSource Inc.	4,204,213	168,547
Vistra Corp.	990,884	116,370
		3,189,528
Real estate 1.77%
Welltower, Inc. REIT	6,585,598	1,008,979
Extra Space Storage, Inc. REIT	2,453,180	364,273
VICI Properties, Inc. REIT	10,036,595	327,394
Rexford Industrial Realty, Inc. REIT	5,802,340	227,161
Mid-America Apartment Communities, Inc. REIT	1,226,670	205,565
Alexandria Real Estate Equities, Inc. REIT	1,608,093	148,765
Lineage, Inc. REIT	1,648,674	96,662
		2,378,799
Total common stocks (cost: $73,929,975,000)		129,203,694
Preferred securities 0.09% Information technology 0.09%
MicroStrategy, Inc., Class A, 10.00% perpetual preferred shares[1,5]	1,296,300	120,556
Total preferred securities (cost: $110,186,000)		120,556
Fundamental Investors — Page 5 of 9

unaudited
Convertible stocks 0.18% Information technology 0.18%	Shares	Value (000)
MicroStrategy, Inc., 8.00% perpetual convertible preferred shares	1,845,915	$155,075
Microchip Technology, Inc., Series A, 7.75% cumulative convertible preferred shares, depositary 3/15/2028	1,600,000	80,528
Total convertible stocks (cost: $230,231,000)		235,603
Short-term securities 3.39% Money market investments 3.39%
Capital Group Central Cash Fund 4.33%[2,6]	45,551,493	4,555,149
Money market investments purchased with collateral from securities on loan 0.00%
State Street Institutional U.S. Government Money Market Fund, Institutional Class 4.26%[6,7]	6,520,986	6,521
Total short-term securities (cost: $4,561,710,000)		4,561,670
Total investment securities 99.82% (cost: $78,832,102,000)		134,121,523
Other assets less liabilities 0.18%		247,911
Net assets 100.00%		$134,369,434
Investments in affiliates2

	Value at 1/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 3/31/2025 (000)	Dividend or interest income (000)
Common stocks 5.10%
Industrials 4.16%
TransDigm Group, Inc.	$3,580,312	$—	$10,360	$9,708	$317,721	$3,897,381	$—
ITT, Inc.	793,175	—	2,171	893	(76,846)	715,051	1,947
Dayforce, Inc.[1]	698,204	—	1,599	330	(137,809)	559,126	—
Regal Rexnord Corp.	630,581	—	59,672	(7,748)	(149,780)	413,381	1,272
						5,584,939
Financials 0.28%
OneMain Holdings, Inc.	405,614	—	1,105	133	(25,355)	379,287	8,084
Health care 0.08%
agilon health, Inc.[1]	42,510	10,378	217	(167)	55,355	107,859	—
Consumer staples 0.58%
Performance Food Group Co.[1]	849,052	—	2,244	776	(60,139)	787,445	—
Total common stocks						6,859,530
Short-term securities 3.39%
Money market investments 3.39%
Capital Group Central Cash Fund 4.33%[6]	2,320,593	4,889,802	2,654,753	4	(497)	4,555,149	37,158
Total 8.49%				$3,929	$(77,350)	$11,414,679	$48,461
Restricted securities4

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Checkout Payments Group, Ltd., Class B1,3	1/11/2022	$49,613	$14,755	0.01%

Fundamental Investors — Page 6 of 9

unaudited
[1]	Security did not produce income during the last 12 months.
[2]	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.
[3]	Value determined using significant unobservable inputs.
[4]
Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933. The total value of all such restricted securities was $14,755,000, which represented 0.01% of the net assets of the fund.

[5]	All or a portion of this security was on loan. The total value of all such securities was $6,961,000, which represented 0.01% of the net assets of the fund.
[6]	Rate represents the seven-day yield at 3/31/2025.
[7]	Security purchased with cash collateral from securities on loan.
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Fundamental Investors — Page 7 of 9

unaudited
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of March 31, 2025 (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$28,108,867	$3,554,643	$—	$31,663,510
Industrials	16,747,226	1,728,873	—	18,476,099
Financials	16,913,317	435,938	14,755	17,364,010
Health care	12,903,204	1,459,866	—	14,363,070
Consumer discretionary	11,672,414	922,104	—	12,594,518
Consumer staples	8,924,991	2,786,614	—	11,711,605
Communication services	9,057,114	711,931	—	9,769,045
Energy	3,823,959	80,934	—	3,904,893
Materials	3,484,000	304,617	—	3,788,617
Utilities	3,189,528	—	—	3,189,528
Real estate	2,378,799	—	—	2,378,799
Preferred securities	120,556	—	—	120,556
Convertible stocks	235,603	—	—	235,603
Short-term securities	4,561,670	—	—	4,561,670
Total	$122,121,248	$11,985,520	$14,755	$134,121,523

Fundamental Investors — Page 8 of 9

unaudited
Key to abbreviation(s)
ADR = American Depositary Receipts
CAD = Canadian dollars
EUR = Euros
REIT = Real Estate Investment Trust
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
Capital Client Group, Inc., member FINRA.
© 2025 Capital Group. All rights reserved.
MFGEFP1-010-0525
Fundamental Investors — Page 9 of 9